Costs and Operating Expenses - Summary of Employee Benefits, Depreciation and Amortization Expenses and Operating Lease Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	₸ (86,326)	₸ (68,509)	₸ (58,285)
Depreciation and amortisation expense	(25,554)	(16,794)	(12,066)
Operating lease expenses	(5,782)	(5,761)	(4,822)
Cost of Goods and Services
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(23,522)	(20,408)	(17,361)
Depreciation and amortisation expense	(237)	(1,085)	(831)
Operating lease expenses	(1,268)	(1,040)	(1,084)
Technology & Product Development
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(43,344)	(31,585)	(24,478)
Depreciation and amortisation expense	(21,727)	(12,860)	(9,359)
Operating lease expenses	(3,899)	(2,558)	(1,641)
Sales & Marketing
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(2,024)	(1,176)	(403)
Operating lease expenses	(144)	(51)
General & Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(17,436)	(15,340)	(16,043)
Depreciation and amortisation expense	(3,590)	(2,849)	(1,876)
Operating lease expenses	₸ (471)	₸ (2,112)	₸ (2,097)